Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

26. Valuation and qualifying accounts

     The following table presents the information required by Rule 12-09 of Regulation S-X in regards to valuation and qualifying accounts for each of the periods presented:

	Balance at	Additions –
	beginning	charged to				Balance at
Description	of period	expenses	Deductions		Translation	end of period
Year ended December 31, 2011:
Deducted from assets accounts:
Allowance for doubtful accounts	$4,794	$1,931	$(52)		$(283)	$6,390
Valuation allowance on deferred
tax assets	220,182	-	(20,962	) (i)	24,555	223,775
Reported as liabilities:
Provision for contingencies	64,347	53,869	(48,607	) (ii)	(4,573)	65,036
Total	$289,323	$55,800	$(69,621)		$19,699	$295,201

Year ended December 31, 2010:
Deducted from assets accounts:
Allowance for doubtful accounts	$6,125	$937	$(2,636)		$368	$4,794
Valuation allowance on deferred
tax assets	298,776	-	(91,416	) (i)	12,822	220,182
Reported as liabilities:
Provision for contingencies	86,931	67,074	(89,487	) (ii)	(171)	64,347
Total	$391,832	$68,011	$(183,539)		$13,019	$289,323

Year ended December 31, 2009:
Deducted from assets accounts:
Allowance for doubtful accounts	$4,787	$1,487	$(366)		$217	$6,125
Valuation allowance on deferred
tax assets	317,842	-	(29,971	) (i)	10,905	298,776
Reported as liabilities:
Provision for contingencies	84,305	1,627	(3,450	) (ii)	4,449	86,931
Total	$406,934	$3,114	$(33,787)		$15,571	$391,832

(i) Charged to income.

(ii) Charged to the non-current asset recorded in respect of McDonald's Corporation's indemnity.